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[KILPATRICK STOCKTON LLP ATTORNEYS AT LAW LETTERHEAD]

                                                 Suite 2800  1100 Peachtree St.
                                                          Atlanta GA 30309-4530
                                                 t 404 815 6500  f 404 815 6555
                                                     www.KilpatrickStockton.com


                                                       direct dial 404 815 6565
                                                        direct fax 404 541 3196
November 19, 2004                               DFalstad@KilpatrickStockton.com


VIA EDGAR


Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


        RE:     EMAGEON INC. - REGISTRATION STATEMENT ON FORM S-1


Dear Sir or Madam:


         At the request and on behalf of our client, Emageon Inc. (the "Company"), we hereby file via EDGAR under the Securities Act of 1933, as amended (the "Act"), the Company's Registration Statement on Form S-1, with exhibits (the "Registration Statement") relating to the registration of shares of the Company's $0.001 par value Common Stock having a proposed maximum aggregate offering price of $75,000,000 in connection with the Company's initial public offering. The filing fee in the amount of $9,503.00 has previously been wired to the Commission's account.

         Please note that in a letter dated November 12, 2004, Craig C. Olinger, Deputy Chief Accountant, indicated that the Staff would not object to the presentation of the financial statements contained in the Registration Statement.

         The Company anticipates making an oral request for acceleration of the effective date of the Registration Statement after clearing with the Staff the questions or comments raised by the Staff, if any. The Company is aware of its obligations under the Act with respect thereto.

         The Staff of the Commission is requested to direct any questions or comments regarding the enclosed Registration Statement to me at (404) 815-6565, fax number (404) 541-3196, or to Matthew Morrison of our office at (404) 815-6016, fax number (404) 541-3102. We will be pleased to provide a paper copy of the Registration Statement upon request.


                                     Sincerely,



                                     /s/ Daniel T. Falstad

                                     Daniel T. Falstad


Enclosures
cc:     Craig A. Parker, Esq.